9. STOCKHOLDERS DEFICIT (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of Warrants, Granted
Number of Warrants, Exercised	(200,000)
Number of Warrants, Exercisable
Weighted-Average Exercise Price, Granted
Weighted-Average Exercise Price, Exercised	$ 0.55
Weighted-Average Exercise Price, Exercisable
Warrants [Member]
Number of Warrants, Outstanding at Beginning Balace	8,395,004
Number of Warrants, Granted	6,810,325
Number of Warrants, Exercised	(100,000)
Number of Warrants, Expired
Number of Warrants, Outstanding at Ending Balance	145,105,329
Number of Warrants, Exercisable	145,105,329
Weighted-Average Exercise Price, Outstanding at Beginning Balace	$ 0.48
Weighted-Average Exercise Price, Granted	$ 0.50
Weighted-Average Exercise Price, Exercised	$ 0.275
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding at Ending Balance	$ 0.46
Weighted-Average Exercise Price, Exercisable	$ 0.46
Weighted-Average Remaining Life (Years), Outstanding at Beginning Balace	3 years 8 months 16 days
Weighted-Average Remaining Life (Years), Granted	2 years 6 months
Weighted-Average Remaining Life (Years), Outstanding at Ending Balance	2 years 5 months 27 days
Weighted-Average Remaining Life (Years), Exercisable	2 years 5 months 27 days